UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period:  03/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2010
Shares				Value
	MUTUAL FUNDS - 50.0%
	DEBT FUND - 50.0%
403,877	Harbor Bond Fund			$ 5,008,077
4,283,100	PIMCO Total Return Fund			47,285,420
1,004,267	TCW Total Return Bond Fund			9,952,282
	TOTAL MUTUAL FUNDS ( Cost - $62,124,178)			62,245,779

	EXCHANGE TRADED FUNDS - 12.1%
	DEBT FUND - 12.1%
145,000	iShares Barclays Aggregate Bond Fund			15,109,000
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $15,164,981)

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 23.7%
	US Treasury Obligations - 23.7%
30,000,000	United States Treasury Note	3.625	2/15/2020	29,489,063
	TOTAL BONDS & NOTES ( Cost - $29,899,309)

Shares
	SHORT-TERM INVESTMENTS - 14.1%
	MONEY MARKET FUND - 14.1%
17,498,045	Fidelity Institutional Money Market Portfolio			17,498,045
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $17,498,045)

	TOTAL INVESTMENTS - 99.9% ( Cost - $124,686,513) (a)			$ 124,341,887
	OTHER ASSETS LESS LIABILITIES - 0.1%			79,292
	NET ASSETS - 100.0%			$ 124,421,179

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation			$ 231,695
	Unrealized depreciation			(576,321)
	Net unrealized depreciation			$ (344,626)

BTS Bond Asset Allocation Fund (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 62,245,779	$ -	$ -	$ 62,245,779
Exchange Traded Funds	$ 15,109,000	$ -	$ -	$ 15,109,000
Bonds and Notes	$ -	$ 29,489,063	$ -	$ 29,489,063
Money Market Funds	$ -	$ 17,498,045	$ -	$ 17,498,045
Total	$ 77,354,779	$ 46,987,108	$ -	$ 124,341,887

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/20/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/20/10